Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Held-to-maturity securities	[1]	¥ 717,037	¥ 594,730
Available-for-sale securities		810,734	766,423
Securities at fair value through profit or loss		136,809	209,124
Term deposits		449,400	538,325
Cash and cash equivalents		48,586	67,046	¥ 76,096	¥ 47,034
Total		2,653,350	2,521,458
Financial liabilities
Interest-bearing loans and other borrowings		18,794	16,170
Equity securities [member]
Financial assets
Available-for-sale securities		355,610	366,665
Securities at fair value through profit or loss		53,918	54,718
Debt securities [member]
Financial assets
Held-to-maturity securities		717,037	594,730
Available-for-sale securities		455,124	399,758
Securities at fair value through profit or loss		82,891	154,406
Currency risk [member]
Financial assets
Term deposits		7,744	6,106
Cash and cash equivalents		1,844	4,961
Total		59,772	40,275
Financial liabilities
Interest-bearing loans and other borrowings		18,794	16,170
Total		18,794	16,170
Currency risk [member] | Equity securities [member]
Financial assets
Available-for-sale securities		37,556	19,907
Securities at fair value through profit or loss		9,829	8,759
Currency risk [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		155	164
Loans		952
Available-for-sale securities		1,229
Securities at fair value through profit or loss		463	378
Currency risk [member] | US dollar [member]
Financial assets
Term deposits		7,744	6,106
Cash and cash equivalents		1,246	2,685
Total		25,165	20,177
Financial liabilities
Interest-bearing loans and other borrowings		12,480	13,100
Total		12,480	13,100
Currency risk [member] | US dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		8,697	6,968
Securities at fair value through profit or loss		4,707	3,906
Currency risk [member] | US dollar [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		155	164
Loans		952
Available-for-sale securities		1,229
Securities at fair value through profit or loss		435	348
Currency risk [member] | HK dollar [member]
Financial assets
Term deposits		0	0
Cash and cash equivalents		185	2,083
Total		29,190	15,002
Financial liabilities
Interest-bearing loans and other borrowings		0	0
Total		0	0
Currency risk [member] | HK dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		28,859	12,791
Securities at fair value through profit or loss		146	128
Currency risk [member] | HK dollar [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		0	0
Loans		0
Available-for-sale securities		0
Securities at fair value through profit or loss		0	0
Currency risk [member] | GB pound [member]
Financial assets
Term deposits		0	0
Cash and cash equivalents		282	145
Total		1,388	1,274
Financial liabilities
Interest-bearing loans and other borrowings		2,413	2,339
Total		2,413	2,339
Currency risk [member] | GB pound [member] | Equity securities [member]
Financial assets
Available-for-sale securities		0	0
Securities at fair value through profit or loss		1,088	1,115
Currency risk [member] | GB pound [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		0	0
Loans		0
Available-for-sale securities		0
Securities at fair value through profit or loss		18	14
Currency risk [member] | EUR [member]
Financial assets
Term deposits		0	0
Cash and cash equivalents		128	39
Total		2,823	2,517
Financial liabilities
Interest-bearing loans and other borrowings		3,901	731
Total		3,901	731
Currency risk [member] | EUR [member] | Equity securities [member]
Financial assets
Available-for-sale securities		0	0
Securities at fair value through profit or loss		2,690	2,475
Currency risk [member] | EUR [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		0	0
Loans		0
Available-for-sale securities		0
Securities at fair value through profit or loss		5	3
Currency risk [member] | Others [member]
Financial assets
Term deposits		0	0
Cash and cash equivalents		3	9
Total		1,206	1,305
Financial liabilities
Interest-bearing loans and other borrowings		0	0
Total		0	0
Currency risk [member] | Others [member] | Equity securities [member]
Financial assets
Available-for-sale securities		0	148
Securities at fair value through profit or loss		1,198	1,135
Currency risk [member] | Others [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		0	0
Loans		0
Available-for-sale securities		0
Securities at fair value through profit or loss		¥ 5	¥ 13

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).